Commitments and Contingencies - Disclosure of Contingent liabilities (Details) R in Millions, $ in Millions	Dec. 01, 2008 ZAR (R) shares	Jun. 30, 2025 ZAR (R)	Dec. 01, 2008 USD ($)
Disclosure of commitments and contingencies [line items]
Additional cash payable when decision to mine is made | $			$ 7
Wafi-Golpu Joint Operation
Disclosure of commitments and contingencies [line items]
Additional cash payable when decision to mine is made | $			3
Rio Tinto
Disclosure of commitments and contingencies [line items]
Shares issued for purchase of rights to the royalty agreement (in shares) | shares	3,364,675
Value of shares on transaction date	R 242
Additional cash payable when decision to mine is made | $			$ 10
Liability for environmental disturbances and degradation caused before the effective date (in excess of)
Disclosure of commitments and contingencies [line items]
Financial exposure		R 75
Liability for environmental disturbances and degradation caused before the effective date (in excess of) | Rand Uranium
Disclosure of commitments and contingencies [line items]
Financial exposure		75
Contingent Liability for rates payable | Merafong Municipality | Floor
Disclosure of commitments and contingencies [line items]
Financial exposure		124
Contingent Liability for rates payable | Merafong Municipality | Cap
Disclosure of commitments and contingencies [line items]
Financial exposure		164
Contingent liability payable for rates, Harmony | Merafong Municipality | Floor
Disclosure of commitments and contingencies [line items]
Financial exposure		17
Contingent liability payable for rates, Harmony | Merafong Municipality | Cap
Disclosure of commitments and contingencies [line items]
Financial exposure		R 69